Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 39	$ 40	$ 115	$ 122
Net interest (income) expense on net defined benefit (asset) liability	(16)	(17)	(46)	(49)
Impact of plan amendments	0			(1)
Administrative expenses	3	3	9	7
Benefits expense	26	26	78	79
Government pension plans expense	93	94	302	291
Defined contribution expense	62	63	231	207
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	181	183	611	577
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	1	4	4
Net interest (income) expense on net defined benefit (asset) liability	11	11	31	32
Impact of plan amendments			(84)
Benefits expense	12	12	(49)	36
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$ 12	$ 12	$ (49)	$ 36